Income Tax Expense (Income) - Schedule of Movements of Deferred Tax Asset (Details)	6 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Deferred tax asset:
Beginning balance	$ 1,870,819	$ 238,324	$ 2,640,387
(Utilized)/recognised	1,741,133	221,803	(769,568)
Ending balance	$ 3,611,952	$ 460,127	$ 1,870,819